Business transactions	12 Months Ended
Dec. 31, 2017
Disclosure Of Business transactions [Abstract]
Disclosure Of Business Transactions Explanatory [Text Block]
Note 35	Business transactions

a.	Peru

Entry in Peru

The Group has executed a Joint Investment Agreement and Joint Operating Agreement with Petróleos del Peru S.A. (“Petroperu”) to acquire an interest in and operate the Morona Block located in northern Peru. GeoPark will assume a 75% working interest (“WI”) of the Morona Block, with Petroperu retaining a 25% WI. The transaction has been approved by the Board of Directors of both Petroperu and GeoPark. The agreement was subject to Peru regulatory approval, which was completed on 1 December 2016 following the issuance of Supreme Decree 031-2016-MEM.

The Morona Block, also known as Lote 64, covers an area of 1.9 million acres on the western side of the Marañón Basin, one of the most prolific hydrocarbon basins in Peru. It contains the Situche Central oil field, which has been delineated by two wells (with short term tests of approximately 2,400 and 5,200 bopd of 35-36° API oil each) and by 3D seismic.

In accordance with the terms of the agreement, GeoPark has committed to carry Petroperu on a work program that provides for testing and start-up production of one of the existing wells in the field, subject to certain technical and economic conditions being met. During 2017, GeoPark recognised an initial consideration owed to Petroperu that could be up to US$ 10,684,000, subject to GeoPark’s review and approval of supporting documentation. This amount will be offset by the Petroperu’s interest in the operation expenses to be incurred by GeoPark in the block. Expected capital expenditures in 2018 for the Morona Block are mainly related to facility maintenance and environmental and engineering studies.

b.	Colombia

Swap operation

On 19 November 2015, the Colombian subsidiary agreed to exchange its 10% non-operating economic interest in Cerrito Block for additional interests held by Trayectoria, the counterpart in the Yamú Block, operated by GeoPark, that includes a 10% economic interest in all of the Yamú fields. According to the terms of the swap operation, GeoPark had written off a receivable with Trayectoria.

Following this transaction, GeoPark continued to be the operator and have an 89.5% interest in the Carupana Field and 100% in Yamú and Potrillo Fields. The Group recognised, during 2015, a loss of US$  296,000 generated by this transaction.

Acquisition of Tiple Block

GeoPark executed a joint operation agreement related to certain exploration activities in a new high-potential exploration acreage (“Tiple Block Acreage”) in the Llanos Basin in Colombia, through a partnership with CEPSA Colombia S.A. (a subsidiary of CEPSA SAU, the Spanish integrated energy and petrochemical company).

The Tiple Block Acreage is located adjacent to GeoPark’s Llanos 34 Block (GeoPark operated, 45% WI). This exploration area covers approximately 21,000 acres and has full 3D seismic coverage.

The agreement provides for GeoPark to drill one exploration well, which is scheduled to be drilled in the first half of 2018. The total estimated investment amounts to between US$ 7,000,000 and US$ 8,000,000 (including drilling, completion, civil works and other facilities).

Incremental interest in Llanos 32 Block

On 22 August 2017, GeoPark acquired an additional 2.5% interest in the Llanos 32 Block. No gain or loss has been generated by this transaction.

Zamuro Farm-in agreement

GeoPark executed a farm-in agreement to drill the Zamuro exploration prospect, which is located in the Llanos 32 block (GeoPark non-operated, 12.5% WI). The farm-in agreement provides for the drilling of an exploration well to be funded by GeoPark and, in the event of a commercial discovery, GeoPark would increase its economic interest to 56.25% in the Zamuro field area. The well is scheduled to be drilled in the second half of 2018.

c.	Argentina

Acquisition of the Aguada Baguales, El Porvenir and Puesto Touquet blocks

On 18 December 2017, GeoPark executed an asset purchase agreement to acquire a 100% working interest and operatorship of the Aguada Baguales, El Porvenir and Puesto Touquet blocks, which are located in the Neuquen Basin, for a total consideration of US$ 52,000,000. Closing of the transaction is subject to customary regulatory approvals, and is expected in the first quarter 2018.

As of the date of these Consolidated Financial Statements, GeoPark has recorded the security deposit of US$ 15,600,000 granted to the seller within “Other financial assets” in the Consolidated Statement of Financial Position. No other amounts are recorded in relation with this transaction until its closing.